Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0000936340
Registrant Name	DTE ENERGY CO
Registration File Number	333-286383
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES